Consolidated Statements of Operations (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Consolidated Statements Of Operations [Abstract]
Merchant banking products and services	$ 223,049		$ 1,027,627		$ 1,512,970
Credit losses on loans and receivables and guarantees, net of recoveries	23,923	[1]	17,023	[1]	54,540
Market value (increase) decrease on commodity inventories	(400)		4,273		1,910
(Gain) loss on derivative contracts, net	(1,934)		521		(2,913)
Loss on securities, net	619		116		84
Dispositions of subsidiaries	10,219		(2,585)		0
Write-offs of payables	(3,779)		0		0
Other	11,889		14,077		7,277
Total costs of sales and services	$ 263,586		$ 1,061,052		$ 1,573,868

[1]	Includes credit losses of $8,585 on receivables due from a former consolidated entity in the year ended December 31, 2017 (2016: $11,296).